Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Non-Controlling Interests [Abstract]
Summarised Financial Information of Joint Venture	Summarised financial
information available at the latest practicable date in respect of the ViiV Healthcare sub-group is as follows:

	2024 £m	2023 £m	2022 £m
Turnover	7,023	6,308	5,619
Profit after taxation	1,619	2,034	1,528
Other comprehensive income/(expense)	7	(19)	94
Total comprehensive income	1,626	2,015	1,622

	2024 £m	2023 £m
Non-current assets	2,649	2,528
Current assets	3,479	3,330
Total assets	6,128	5,858

Current liabilities	(4,218)	(3,881)
Non-current liabilities	(8,566)	(8,453)
Total liabilities	(12,784)	(12,334)
Net liabilities	(6,656)	(6,476)

	2024 £m	2023 £m	2022 £m
Net cash inflow from operating activities	2,554	2,192	3,442
Net cash outflow from investing activities	(106)	(2)	(174)
Net cash outflow from financing activities	(2,518)	(2,463)	(2,718)
Increase/(decrease) in cash and bank overdrafts in the year	(70)	(273)	550

Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet	The following amounts attributable to the ViiV Healthcare group are included in GSK’s financial statements:

	2024 £m	2023 £m	2022 £m
Share of profit for the year attributable to non-controlling interest	357	373	415
Dividends paid to non-controlling interest	392	398	480
Non-controlling interest in the consolidated balance sheet	(683)	(648)	(611)